Basis of preparation - Additional Information (Details)	12 Months Ended
	Mar. 31, 2026 ₺ / EUR	Mar. 31, 2025	Mar. 31, 2024	May 31, 2025 ₺ / EUR	Apr. 01, 2024 ₺ / EUR
Disclosure of Basis Of Preparation [Line Items]
Proportion of voting rights held in subsidiary	51.00%
Turkey, New Lira
Disclosure of Basis Of Preparation [Line Items]
Price index movements	30.9	38.1	68.5
Exchange rate	51.25			41	34.94